Goodwill and Intangible Assets - Estimated Aggregate Amortization Expense (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021
Estimated prospective aggregate amortization expense:
Fiscal 2021	$ 30.9
Fiscal 2022\Fiscal 2021	116.7	$ 114.7
Fiscal 2023\Fiscal 2022	107.4	107.1
Fiscal 2024\Fiscal 2023	99.2	98.8
Fiscal 2025\Fiscal 2024	$ 92.9	91.2
Fiscal 2025		$ 85.5